UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number		811-21437

Cohen & Steers REIT and Utility Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	120.6%
REAL ESTATE	55.8%
DIVERSIFIED	6.3%
Colonial Properties Trust		501,700	$25,150,221
Entertainment Properties Trust		178,300	7,485,034
iStar Financial		433,000	16,575,240
Lexington Corporate Properties Trust		723,100	15,076,635
Spirit Finance Corp.		1,594,700	19,455,340
			83,742,470
HEALTH CARE	8.8%
Health Care Property Investors		725,300	20,598,520
Health Care REIT		467,500	17,811,750
Healthcare Realty Trust		258,000	9,644,040
Medical Properties Trust		24,100	260,280
Nationwide Health Properties		2,113,900	45,448,850
Senior Housing Properties Trust		477,500	8,642,750
Ventas		400,000	13,272,000
			115,678,190
HOTEL	3.0%
Ashford Hospitality Trust		662,900	8,219,960
DiamondRock Hospitality Co.		940,100	12,982,781
Hospitality Properties Trust		279,100	12,188,297
Strategic Hotels & Resorts		256,900	5,980,632
			39,371,670
INDUSTRIAL	1.3%
First Industrial Realty Trust		413,000	17,630,970
MORTGAGE	2.1%
Newcastle Investment Corp.		1,164,400	27,852,448
OFFICE	16.1%
American Financial Realty Trust		473,900	5,520,935
Brandywine Realty Trust		763,937	24,262,639
CarrAmerica Realty Corp.		20,400	910,044
Duke Realty Corp.		442,800	16,804,260
Equity Office Properties Trust		1,506,600	50,591,628
Glenborough Realty Trust		430,100	9,354,675
Highwoods Properties		382,200	12,891,606
HRPT Properties Trust		1,691,800	19,861,732
Liberty Property Trust		526,800	24,843,888
Mack-Cali Realty Corp.		435,200	20,889,600
Reckson Associates Realty Corp.		600,100	27,496,582
			213,427,589

RESIDENTIAL	8.2%
APARTMENT	8.0%
American Campus Communities		151,700	$3,930,547
Apartment Investment & Management Co.		586,200	27,492,780
Education Realty Trust		487,900	7,464,870
GMH Communities Trust		595,400	6,930,456
Home Properties		700,700	35,805,770
Mid-America Apartment Communities		188,700	10,331,325
United Dominion Realty Trust		490,600	14,001,724
			105,957,472
MANUFACTURED HOME	0.2%
Sun Communities		75,000	2,651,250
TOTAL RESIDENTIAL			108,608,722
SELF STORAGE	2.8%
Extra Space Storage		708,800	12,184,272
Sovran Self Storage		180,400	9,958,080
U-Store-It Trust		717,600	14,459,640
			36,601,992
SHOPPING CENTER	7.2%
COMMUNITY CENTER	2.9%
Cedar Shopping Centers		522,000	8,268,480
Heritage Property Investment Trust		139,900	5,538,641
Inland Real Estate Corp.		753,500	12,289,585
New Plan Excel Realty Trust		328,200	8,513,508
Urstadt Biddle Properties—Class A		179,200	3,225,600
			37,835,814
FREE STANDING	1.8%
Commercial Net Lease Realty		1,050,300	24,471,990
REGIONAL MALL	2.5%
Glimcher Realty Trust		305,500	8,676,200
Mills Corp.		258,900	7,249,200
Pennsylvania REIT		386,800	17,019,200
			32,944,600
TOTAL SHOPPING CENTER			95,252,404
TOTAL REAL ESTATE			738,166,455
TELECOMMUNICATION SERVICES	1.0%
Fairpoint Communications		986,000	13,626,520
TELEPHONE - INTEGRATED	0.3%
Citizens Communications Co.		310,100	4,115,027
TRANSPORT - MARINE	0.2%
Teekay LNG Partners LP		69,300	2,165,625
UTILITIES	62.2%
ELECTRIC - DISTRIBUTION	6.8%
Consolidated Edison		1,259,500	54,788,250
Energy East Corp.		92,100	2,238,030
NSTAR		341,374	9,766,710
Pepco Holdings		990,800	22,580,332
			89,373,322

ELECTRIC - INTEGRATED	51.3%
Ameren Corp.		1,215,800	$60,571,156
CINergy Corp.		1,431,500	65,004,415
Cleco Corp.		243,500	5,437,355
Dominion Resources		182,700	12,611,781
DPL		112,900	3,048,300
DTE Energy Co.		1,221,200	48,957,908
Duke Energy Corp.		1,950,000	56,842,500
E.ON AG (ADR)		525,300	19,225,980
Edison International		485,000	19,972,300
Entergy Corp.		419,500	28,920,330
Exelon Corp.		815,400	43,134,660
FirstEnergy Corp.		382,300	18,694,470
FPL Group		224,600	9,015,444
Hawaiian Electric Industries		338,900	9,194,357
Northeast Utilities		259,700	5,071,941
PG&E Corp.		805,000	31,314,500
Pinnacle West Capital Corp.		397,500	15,542,250
PPL Corp.		459,000	13,494,600
Progress Energy		1,398,900	61,523,622
Public Service Enterprise Group		952,500	60,998,100
Scottish Power PLC (ADR)		172,000	6,929,880
Southern Co.		1,794,200	58,795,934
Xcel Energy		1,286,200	23,344,530
			677,646,313
ELECTRIC - TRANSMISSION	0.4%
ITC Holdings Corp.		213,300	5,599,125
GAS - DISTRIBUTION	0.6%
AGL Resources		214,800	7,743,540
GAS - INTEGRATED	3.1%
DCP Midstream Partners LP		99,000	2,717,550
KeySpan Corp.		719,800	29,418,226
Kinder Morgan		45,000	4,139,550
Magellan Midstream Holdings LP		87,000	2,000,130
Regency Energy Partners LP		69,000	1,524,900
Williams Partners LP		55,900	1,829,607
			41,629,963
TOTAL UTILITIES			821,992,263
UTILITIES - FOREIGN	1.1%
ELECTRIC – INTEGRATED	0.8%
RWE AG		55,700	4,847,851
Scottish and Southern Energy PLC		274,905	5,406,655
			10,254,506
GAS – INTEGRATED	0.2%
Duke Energy Income Fund, 144A(a)		125,000	1,327,225
Duke Energy Income Fund		96,300	1,022,494
			2,349,719

WATER	0.1%
United Utilities PLC		101,600	$1,217,104
TOTAL UTILITIES - FOREIGN			13,821,329
TOTAL COMMON STOCK (Identified cost—$1,416,343,331)			1,593,887,219
PREFERRED SECURITIES - $25 PAR VALUE	17.8%
BANK	0.5%
Colonial Capital Trust IV, 7.875%, due 10/1/33, Series		74,100	1,904,370
U.S. Bancorp, Series B		160,000	4,048,000
Zions Capital Trust, 8.00%, Series B		10,000	261,100
			6,213,470
BANK - FOREIGN	0.1%
Northern Rock PLC, 8.00%, Series A		45,531	1,143,602
ELECTRIC - INTEGRATED	0.2%
Entergy Corp., 7.625%, due 2/17/09		24,800	1,259,344
NVP Capital I, 8.20%, Series A (QUIPS)		59,500	1,489,880
NVP Capital III, 7.75%, Series B		2,800	70,420
			2,819,644
FINANCE	0.5%
HSBC USA, 4.9175%, Series G		76,500	1,987,852
MBNA Capital, 8.125%, Series D (TruPS)		105,142	2,732,641
MBNA Capital, 8.10%, due 2/15/33, Series E (TOPrS)		64,000	1,704,320
			6,424,813
INSURANCE	1.0%
PROPERTY CASUALTY	0.2%
St Paul Capital Trust I, 7.60%, (TruPS)		24,300	619,407
XL Capital Ltd., 7.625%, Series B		85,900	2,203,335
			2,822,742
PROPERTY CASUALTY - FOREIGN	0.2%
Arch Capital Group Ltd., 8.00%, Series		125,000	3,203,125
REINSURANCE	0.5%
Everest Re Capital Trust, 7.85%, due 11/15/32, Series		232,280	5,962,628
REINSURANCE - FOREIGN	0.1%
PartnerRE Capital Trust I		34,400	866,536
TOTAL INSURANCE			12,855,031
MEDIA	0.1%
Liberty Media Corp., 8.75%, due 2/1/30 (CBTCS)		32,100	804,426
Liberty Media Corp., 8.75%, due 2/1/30 (PPLUS)		54,000	1,352,700
			2,157,126

REAL ESTATE	14.7%
DIVERSIFIED	2.9%
Bedford Property Investors, 7.625%, Series B		235,900	$5,107,235
Digital Realty Trust, 8.50%, Series A		19,000	480,890
Entertainment Properties Trust, 7.75%, Series B		11,000	268,400
Forest City Enterprises, 7.375%, Class A		519,000	13,234,500
iStar Financial, 7.875%, Series E		349,300	8,802,360
iStar Financial, 7.80%, Series F		14,900	377,864
iStar Financial, 7.65%, Series G		88,300	2,218,979
iStar Financial, 7.50%, Series I		250,000	6,212,500
Lexington Corporate Properties Trust, 8.05%, Series B		50,000	1,270,000
			37,972,728
HEALTH CARE	3.0%
Health Care REIT, 7.875%, Series D		153,536	3,932,057
Health Care REIT, 7.625%, Series F		305,600	7,792,800
LTC Properties, 8.00%, Series F		600,000	15,099,000
Omega Healthcare Investors, 8.375%, Series D		500,000	12,997,500
			39,821,357
HOTEL	1.7%
Ashford Hospitality Trust, 8.55%, Series A		40,000	1,020,000
Equity Inns, 8.00%, Series C		115,000	2,909,500
Highland Hospitality Corp., 7.875%, Series A		120,600	2,934,198
Host Hotels & Resorts., 8.875%, Series E		80,000	2,122,400
Innkeepers USA Trust, 8.00%, Series C		222,900	5,525,691
LaSalle Hotel Properties, 10.25%, Series A		50,000	1,286,000
LaSalle Hotel Properties, 8.00%, Series E		170,000	4,304,400
Strategic Hotels & Resorts, 8.25%, Series B		90,800	2,283,620
			22,385,809
INDUSTRIAL	0.1%
EastGroup Properties, 7.95%, Series D		35,068	908,261
OFFICE	4.0%
Alexandria Real Estate Equities, 8.375%, Series C		374,250	9,779,152
Brandywine Realty Trust, 7.50%, Series C		177,410	4,477,828
Brandywine Realty Trust, 7.375%, Series D		27,500	686,813
Corporate Office Properties Trust, 8.00%, Series G		8,000	204,640
DRA CRT Acquisition Corp., 8.50%, Series A		86,900	2,007,390
Equity Office Properties Trust, 7.75%, Series G		24,600	625,824
Highwoods Properties, 8.00%, Series B		80,259	2,018,514
Kilroy Realty Corp., 7.80%, Series E		99,500	2,542,225
Maguire Properties, 7.625%, Series A		590,400	14,824,944
SL Green Realty Corp., 7.625%, Series C		424,500	10,595,520
SL Green Realty Corp., 7.875%, Series D		227,650	5,752,716
			53,515,566
OFFICE/INDUSTRIAL	0.7%
PS Business Parks, 7.00%, Series H		55,959	1,382,187
PS Business Parks, 6.875%, Series I		246,900	5,888,565
PS Business Parks, 7.95%, Series K		65,000	1,696,500
			8,967,252

RESIDENTIAL	0.6%
APARTMENT	0.6%
Apartment Investment & Management Co., 9.375%, Series G		35,000	$915,950
Apartment Investment & Management Co., 8.00%, Series T		138,400	3,494,600
Apartment Investment & Management Co., 8.00%, Series V		47,200	1,194,160
Apartment Investment & Management Co., 7.875%, Series Y		34,000	852,720
Colonial Properties Trust, 8.125%, Series D		9,900	257,400
Mid-America Apartment Communities, 8.30%, Series H		38,100	963,930
			7,678,760
TOTAL RESIDENTIAL			7,678,760
SELF STORAGE	0.0%
Public Storage, 8.00%, Series R		8,600	216,978
SHOPPING CENTER	1.7%
COMMUNITY CENTER	0.8%
Developers Diversified Realty Corp., 8.00%, Series G		26,500	680,255
Developers Diversified Realty Corp., 7.50%, Series I		300,700	7,574,633
Saul Centers, 8.00%, Series A		96,300	2,532,690
			10,787,578
REGIONAL MALL	0.9%
CBL & Associates Properties, 7.75%, Series C		114,710	2,926,252
CBL & Associates Properties, 7.375%, Series D		60,000	1,524,000
Cedar Shopping Centers, 8.875%, Series A		137,500	3,687,063
Glimcher Realty Trust, 8.125%, Series G		10,000	253,000
Mills Corp., 9.00%, Series C		109,400	2,499,790
Mills Corp., 8.75%, Series E		12,400	279,620
Mills Corp., 7.875%, Series G		41,100	875,430
			12,045,155
TOTAL SHOPPING CENTER			22,832,733
TOTAL REAL ESTATE			194,299,444
TELECOMMUNICATION SERVICES	0.1%
US Cellular Corp., 7.50%, due 6/15/34		39,700	1,007,189
TELEPHONE - INTEGRATED	0.5%
Telephone & Data Systems, 6.625%, due 3/31/45		30,100	749,490
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		230,500	5,762,500
			6,511,990
UTILITY - ELECTRIC - INTEGRATED	0.1%
Energy East Capital Trust I, 8.25%, due 7/31/31		48,200	1,227,654
Northern States Power Co., 8.00%, due 7/1/42, (PINES)		9,500	243,675
PSEG Funding Trust II, 8.75%, due 12/31/32		8,500	223,975
			1,695,304
TOTAL PREFERRED SECURITIES - $25 PAR VALUE (Identified cost—$233,649,857)			235,127,613

PREFERRED SECURITIES - CAPITAL TRUST	6.3%
AUTO - FOREIGN	0.1%
Porsche International Finance PLC, 7.20%, due 02/28/49		2,000,000	$1,948,538
BANK	0.3%
Astoria Capital Trust I, 9.75%, due 11/01/29, Series B		3,000,000	3,463,644
BANK - FOREIGN	0.4%
Washington Mutual Preferred Funding Cayman, 7.25%, due 03/29/49, Series A-1, 144A(a)		5,000,000	4,899,910
DIVERSIFIED FINANCIAL SERVICES	1.2%
Old Mutual Capital Funding, 8.00%, (Eurobond)		15,450,000	16,114,473
ELECTRIC - INTEGRATED	0.3%
DPL Capital Trust II, 8.125%, due 09/01/31		4,000,000	4,620,000
FOOD	0.8%
Dairy Farmers of America, 7.875%, 144A(a), (b)		50,000	4,934,875
Gruma S.A., 7.75%, due 12/29/49, 144A(a)		6,000,000	6,090,000
			11,024,875
INSURANCE	1.9%
LIFE/HEALTH INSURANCE	0.6%
Liberty Mutual Insurance, 7.70% due 10/15/97, 144A(a)		6,000,000	6,177,756
Provident Financing Trust I, 7.405% due 3/15/38		2,000,000	1,879,150
			8,056,906
MULTI – LINE	0.9%
AFC Capital Trust I, 8.207% due 2/3/27, Series B		10,000,000	10,409,430
AXA, 7.10%, due 5/29/49 (Eurobond)		2,000,000	2,018,900
			12,428,330
PROPERTY CASUALTY	0.2%
Oil Casualty Insurance, 8.00% due 09/15/34, 144A(a)		2,000,000	1,958,822
REINSURANCE – FOREIGN	0.2%
Axis Capital Holdings Ltd., 7.50% Series B		20,000	2,019,830
TOTAL INSURANCE			24,463,888
OIL - EXPLORATION AND PRODUCTION	0.7%
Pemex Project Funding Master Trust, 7.75%		9,500,000	9,700,925
REAL ESTATE	0.4%
BF Saul REIT, 7.50% due 3/1/14		5,000,000	5,150,000
RETAIL	0.2%
JC Penney Co., 7.63%, due 03/01/97		2,000,000	2,029,094
TOTAL PREFERRED SECURITIES - CAPITAL TRUST (Identified cost—$82,376,618)			83,415,347

		Principal Amount

CORPORATE BONDS	5.8%
CABLE TELEVISION	1.8%
Cablevision Systems Corp., 8.00%, due 04/15/12		$10,200,000	9,996,000
CSC Holdings, 7.88%, due 02/15/18		2,000,000	2,012,500

Rogers Cable, 8.75%, due 05/01/32		10,430,000	$12,411,700
			24,420,200
DIVERSIFIED SERVICES	0.5%
Liberty Media Corp., 8.25%, due 02/01/30		6,600,000	6,410,857
ELECTRIC - INTEGRATED	0.4%
TXU Corp., 6.55%, due 11/15/34, Series R		5,500,000	4,990,953
MEDICAL - HOSPITALS	1.1%
Columbia/HCA, 7.50%, due 11/15/95		9,600,000	8,466,423
Columbia/HCA, 7.69%, due 06/15/25		2,450,000	2,434,744
Columbia/HCA, 7.75%, due 07/15/36		2,325,000	2,282,701
Columbia/HCA, 8.36%, due 04/15/24		2,000,000	2,107,030
			15,290,898
OIL - EXPLORATION AND PRODUCTION	0.7%
Kerr-McGee Corp, 7.88%, due 09/15/31		8,000,000	9,178,016
TELEPHONE - INTEGRATED	1.3%
Citizens Communications Co., 9.00%, due 08/15/31		15,500,000	16,643,125
TOTAL CORPORATE BONDS (Identified cost—$76,813,000)			76,934,049
COMMERCIAL PAPER	0.8%
San Paolo U.S. Finance Co., 3.69%, due 4/3/06 (Identified cost—$9,872,976)		$9,875,000	9,872,976
TOTAL INVESTMENTS (Identified cost—$1,819,055,782)	151.3%		1,999,237,204
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7%		22,686,365
LIQUIDATION VALUE OF PREFERRED SHARES	(53.0)%		(700,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $22.46 per share based on 58,858,135 shares of common stock outstanding)	100.0%		$1,321,923,569

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CBTCS	Corporate Backed Trust Certificates
PINES	Public Income Notes
PPLUS	Preffered Plus Trust
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TOPrS	Trust Originated Preferred Securities
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a) Resale is restricted to qualified institutional investors; aggregate holdings equal 1.9% of net assets applicable to common shares.
(b) Fair valued security. Aggregate holdings equal 0.4% on net assets applicable to common shares.

Schedule of Investments — (Continued)

March 31, 2006 (Unaudited)

Interest Rate Swaps:

Counterparty	Notional Amount	Fixed Rate	Floating Rate(a) (reset monthly)	Termination Date	Unrealized Appreciation
Merrill Lynch Derivative Products AG	$46,000,000	3.2275%	4.821%	March 29, 2008	$1,701,354
Merrill Lynch Derivative Products AG	$34,000,000	3.5350%	4.800%	April 23, 2008	1,092,999
Merrill Lynch Derivative Products AG	$46,000,000	3.4150%	4.821%	March 29, 2009	2,235,458
Merrill Lynch Derivative Products AG	$46,000,000	3.4610%	4.821%	March 29, 2010	2,853,436
Royal Bank of Canada	$68,000,000	2.9900%	4.818%	March 26, 2009	4,090,746
UBS AG	$30,000,000	3.2200%	4.670%	May 7, 2007	659,469
UBS AG	$34,000,000	3.4400%	4.776%	April 19, 2008	1,162,838
UBS AG	$34,000,000	4.0600%	4.776%	April 19, 2010	1,399,608
UBS AG	$34,000,000	4.1725%	4.820%	April 28, 2010	1,260,981
					$16,456,889

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2006.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 26, 2006